Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash and cash equivalents		$ 328,081	$ 2,000,732	$ 1,107,480
Accounts receivable, net		6,405,486	6,302,696	2,011,047
Inventories, net		35,675	66,331	679,732
Deferred offering costs				1,076,253
Deposits paid to media platforms			482,650	3,717,773
Prepaid expenses and other current assets, net		1,625,517	2,689,581	1,053,687
Short-term loan to third party		8,993,306	410,000
Interest receivable from loan to third party		386,261
Total current assets		19,017,776	11,951,990	9,645,972
Non-current assets
Property and equipment, net		50,594	85,807	158,642
Deferred tax assets				149,129
Right-of-use assets, net		516,167	653,730	624,945
Other non-current assets				54,825
Total non-current assets		566,761	739,537	987,541
TOTAL ASSETS		19,584,537	12,691,527	10,633,513
Current liabilities
Accounts payable		324,069	624,723	1,142,667
Accrued expenses and other current liabilities		303,413	236,813	309,986
Short-term debts			32,810
Current portion of long-term debts		243,557	428,702	535,226
Contract liabilities		208,483	533,625	530,488
Amounts due to related parties			314,544	1,413,604
Lease liabilities - current		203,600	231,978	187,214
Convertible notes		7,884,325	964,865
Interest payable of convertible notes		1,555,689
Income tax payable		850,866	1,017,619	581,235
Total current liabilities		11,574,002	4,385,679	4,700,420
Non-current liabilities
Long-term debts		734,023	839,560	1,996,326
Lease liabilities - non-current		334,973	441,504	439,854
Total non-current liabilities		1,068,996	1,281,064	2,436,180
Total liabilities		12,642,998	5,666,743	7,136,600
Commitments and contingencies (Note 21)
Shareholders’ equity
Ordinary shares	[1]		5,375	5,000
Additional paid in capital		8,564,021	5,591,596	1,549,913
Treasury Shares		(500)
Statutory reserve		11,348	11,348	11,348
Retained earnings		(1,474,142)	1,613,217	2,052,553
Accumulated other comprehensive loss		(168,638)	(196,752)	(121,901)
Total shareholders’ equity		6,941,539	7,024,784	3,496,913
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		19,584,537	12,691,527	10,633,513
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[2]	7,700	5,375
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[2]	1,750
Related Party
Current assets
Amount due from related parties		1,243,450
Current liabilities
Amounts due to related parties			$ 314,544	$ 1,413,604

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).